Note 11 - Debt (Details) In Millions, unless otherwise specified					0 Months Ended			0 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2015 EUR (€)	Jan. 31, 2015 NOK	Jan. 31, 2014 USD ($)	Mar. 07, 2013 Equal Quarterly Installments [Member] Amended Credit Facility [Member]	Mar. 07, 2013 No Fixed Repayment Date [Member] Amended Credit Facility [Member] USD ($)	May 28, 2014 Equal Quarterly Installments [Member] Amended Credit Facility [Member] USD ($)	Mar. 07, 2013 Minimum [Member] Base Rate [Member] Amended Credit Facility [Member]	Mar. 07, 2013 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] Amended Credit Facility [Member]	Mar. 07, 2013 Minimum [Member] Amended Credit Facility [Member]	Mar. 07, 2013 Maximum [Member] Base Rate [Member] Amended Credit Facility [Member]	Mar. 07, 2013 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member] Amended Credit Facility [Member]	Mar. 07, 2013 Maximum [Member] Amended Credit Facility [Member]	May 27, 2014 Revolving Credit Facility [Member] USD ($)	May 28, 2014 Amended Credit Facility [Member] USD ($)
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Current Borrowing Capacity														$ 50.0
Line of Credit Facility, Maximum Borrowing Capacity						2.0	75.0								77.0
Debt Instrument, Term					5 years
Debt Instrument, Basis Spread on Variable Rate								0.00%	1.50%		1.50%	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage										0.30%			0.50%
Letters of Credit Outstanding, Amount	$ 0.4	€ 0.1	2.0	$ 0.5